Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]	The following entities were consolidated as of December 31, 2018:

	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
Boca International Limited (“Boca”)	Hong Kong	51%
Century Skyway Limited (“CSL”)	Hong Kong	51%
Shen Zhen Provizon Technology Co., Limited	Shenzhen, China	51%
Giant Connection Limited	Republic of Seychelles	100%
Giant Credit Limited (“GCL”)	Hong Kong	100%
11 Hau Fook Street Limited	Hong Kong	100%
Paris Sky Limited	Marshall Islands	100%
First Asia Tower Limited	Hong Kong	100%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2018	Fair Value Measurement at December 31, 2018
		Level 1	Level 2	Level 3
Warrant derivative liability	$286	$-	$-	$286

Schedule of changes in financial liabilities
A summary of changes in Warrant derivative liability for the years ended December 31, 2018, 2017 and 2016 was as follows:

Balance at January 1, 2016 and 2017	$-
Issuance of warrants on April 5, 2017	530
Change in fair value of warrant derivative liability	150
Balance at December 31, 2017	680
Change in fair value of warrant derivative liability	(394)
Balance at December 31, 2018	286

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of the outstanding warrants was calculated using the Monte-Carlo simulation Model with the following assumptions at inception and on subsequent valuation date:

Warrants	December 31, 2018	December 31, 2017	April 5, 2017
Market price per share (USD/share)	$0.85	$1.06	$2.75
Exercise price (USD/share)	1.00	1.00	2.75
Risk free rate	2.53%	2.00%	1.83%
Dividend yield	-%	-%	-%
Expected term/Contractual life (years)	2.26	3.26	4.00
Expected volatility	81.54%	110.46%	106.46%

Disaggregation of Revenue [Table Text Block]
Below is the summary presenting the Company’s revenues disaggregated by products and services and timing of revenue recognition:

	Year ended December 31,
Revenue by recognition over time vs point in time	2018	2017	2016

Revenue by recognition over time	$1,570	$-	$-
Revenue by recognition at a point in time	10	51	5,069

	$1,580	51	$5,069

	Year ended December 31,
Revenue by major product line	2018	2017	2016

Interest on loans	$980	$-	$-
Property lease and management	590	-	-
Product sale	10	51	5,069

	$1,580	51	$5,069

Schedule Of Movements Of Contract Liabilities [Table Text Block]
The Company’s contract liabilities consist of rental receipt in advance related to rent paid in advance for leasing office. Below is the summary presenting the movement of the Company’s contract liabilities for the twelve months ended December 31, 2018:

Rental receipt in advance
Balance as of January 1, 2018	$-
Acquisition of First Asia Tower Limited	10
Revenue recognized from beginning contract liability balance	(10)
Advances received from customers related to unsatisfied performance obligations	6
Balance as of December 31, 2018	6